Subsequent Events (Details Narrative) (10-K) - USD ($)															1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 08, 2019	Oct. 03, 2019	Oct. 02, 2019	Sep. 18, 2019	Sep. 09, 2019	Sep. 04, 2019	Aug. 30, 2019	Aug. 08, 2019	Aug. 01, 2019	Jul. 30, 2019	Jul. 19, 2019	Jul. 10, 2019	Jul. 08, 2019	Jul. 03, 2019	Apr. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 10, 2019	Aug. 31, 2019
Proceeds from convertible debt																$ 1,465,250	$ 1,175,150	$ 1,369,000	$ 2,890,080
Debt conversion threshold percentage																4.99%		4.99%
Original debt discount																$ 322,929		$ 131,893	$ 277,733
Warrants to purchase of common stock																				1,000,000
Warrants exercise price per share																				$ 2.00
First Warrant [Member]
Warrants to purchase of common stock																					450,000
Warrants exercise price per share																					$ 2.25
Second Warrant [Member]
Warrants to purchase of common stock																					300,000
Warrants exercise price per share																					$ 3.33
Third Warrant [Member]
Warrants to purchase of common stock																					225,000
Warrants exercise price per share																					$ 4.50
Securities Purchase Agreement [Member]
Original debt discount																729,000
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Debt principal amount									$ 295,000	$ 320,000						204,000
Legal fees									10,000
Proceeds from convertible debt									285,000
Debt maturity date										Jul. 30, 2020
Debt interest rate										10.00%
Debt conversion threshold percentage										65.00%
Original debt discount										$ 25,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Debt principal amount						$ 550,000	$ 550,000									$ 541,757
Legal fees						5,000
Diligence fees						40,000
Proceeds from convertible debt						$ 505,000
Debt maturity date							Aug. 30, 2020
Debt interest rate							10.00%
Debt conversion threshold percentage						60.00%
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Maximum [Member]
Debt principal amount							$ 15,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants to purchase of common stock							450,000
Warrants exercise price per share							$ 2.25
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants to purchase of common stock							300,000
Warrants exercise price per share							$ 3.33
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants to purchase of common stock							225,000
Warrants exercise price per share							$ 4.50
Subsequent Event [Member]
Stock issued for the services, shares											20,000
Debt principal conversion balance				$ 18,000	$ 7,820	$ 20,000						$ 16,500
Debt interest conversion amount				$ 2,496	$ 574	$ 2,711						$ 2,031
Debt conversion price per share				$ 0.45	$ 0.63	$ 0.63						$ 0.91			$ 0.009
Debt conversion shares				45,547	13,360	36,049						20,454			26,648,787
Debt principal amount															$ 210,371
Subsequent Event [Member] | Minimum [Member]
Debt conversion price per share															$ 0.005
Subsequent Event [Member] | Maximum [Member]
Debt conversion price per share															$ 0.014
Subsequent Event [Member] | Common Stock One [Member]
Debt principal conversion balance								$ 21,000
Debt interest conversion amount								$ 2,721
Debt conversion price per share								$ 0.798
Debt conversion shares								29,725
Subsequent Event [Member] | Common Stock Two [Member]
Debt principal conversion balance								$ 28,000
Debt interest conversion amount								$ 1,860
Debt conversion price per share								$ 0.8113
Debt conversion shares								36,804
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | July 2019 Power Up Note [Member]
Debt conversion price per share														$ 3.25
Debt principal amount													$ 78,000	$ 78,000
Legal fees													2,500
Diligence fees													500
Proceeds from convertible debt													$ 75,000
Debt maturity date														Jul. 03, 2020
Debt interest rate														8.00%
Debt default amount percentage														150.00%
Debt conversion, description														The conversion price for the July 2019 Power Up Note shall be $3.25, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.25. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the July 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Debt conversion threshold percentage														65.00%
Outstanding common stock percentage														4.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Debt principal amount									295,000	$ 320,000
Legal fees									10,000
Proceeds from convertible debt									$ 285,000
Debt maturity date										Jul. 30, 2020
Debt interest rate										10.00%
Debt default amount percentage										120.00%
Debt conversion, description										The conversion price for the July 2019 Odyssey Note shall be equal to 65% of the lowest closing bid price of the Common Stock as reported on the OTC Markets on which the Company's shares are then traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company. Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days prior written notice by the Holder to the Company).
Debt conversion threshold percentage										65.00%
Outstanding common stock percentage										4.99%
Original debt discount										$ 25,000
Debt default interest rate										24.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Debt principal amount						$ 550,000	$ 550,000
Legal fees						5,000
Diligence fees						40,000
Proceeds from convertible debt						$ 505,000
Debt maturity date							Aug. 30, 2020
Debt interest rate							10.00%
Debt default amount percentage							125.00%
Debt conversion, description							Auctus has the option to convert all or any amount of the principal face amount of the August 2019 Auctus Note, at any time following the issue date and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 125% of an amount equal to the then outstanding principal amount of the August 2019 Auctus Note (but not less than $15,000) plus any interest accrued from August 30, 2019 at the default interest rate of 24% per annum, is paid if an event of default occurs, for shares of the Company's common stock at the then-applicable conversion price. The conversion price for the August 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Debt conversion threshold percentage							60.00%
Outstanding common stock percentage							4.99%
Debt default interest rate							24.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants to purchase of common stock							450,000
Warrants exercise price per share							$ 2.25
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants to purchase of common stock							300,000
Warrants exercise price per share							$ 3.33
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants to purchase of common stock							225,000
Warrants exercise price per share							$ 4.50
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member]
Debt principal amount		$ 131,000	$ 131,000
Legal fees		6,000
Proceeds from convertible debt		125,000
Debt maturity date			Oct. 01, 2020
Debt interest rate			8.00%
Debt conversion, description			The conversion price for the October 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Debt conversion threshold percentage			40.00%
Outstanding common stock percentage			4.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member] | Minimum [Member]
Debt default amount percentage			110.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member] | Maximum [Member]
Debt default amount percentage			150.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 2019 Crown Bridge Note [Member]
Debt principal amount	$ 103,000	$ 108,000
Legal fees	3,000
Proceeds from convertible debt	$ 100,000
Debt maturity date		Oct. 03, 2020
Debt interest rate		10.00%
Debt default amount percentage		140.00%
Debt conversion, description		The conversion price for the October 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the Conversion Date in accordance with the Notice of Conversion. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.
Debt conversion threshold percentage		40.00%
Outstanding common stock percentage		4.99%
Original debt discount		$ 5,000